Derivative Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2012
The Location And Fair Value Amounts Of Derivative Instruments

	Millions of Yen
	Asset derivatives				Liability derivatives
	2011		2012		2011		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	—	—	Other current liabilities	¥5	Other current liabilities	¥0

Total derivatives		—		—		¥5		¥0

	Thousands of U.S. Dollars
	Asset derivatives		Liability derivatives
	2012		2012
	Balance sheet location	Fair value	Balance sheet location	Fair value
Derivatives not designated as hedging instruments:
Forward exchange contracts	—	—	Other current liabilities	$0

Total derivatives				$0

Gain Or Loss Recognized In Earnings On Derivatives

	Location of gain or loss recognized in Income on Derivative	For the year ended March 31, 2011	For the year ended March 31, 2012
		Millions of Yen	Millions of Yen	Thousands of U.S. Dollars
Derivatives not designated as hedging instruments:
Forward exchange contracts	Foreign currency exchange gain (loss), net	¥155	¥87	$1,059

Total		¥155	¥87	$1,059